FAIR VALUE OF ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
FAIR VALUE OF ASSETS AND LIABILITIES
Schedule of fair value hierarchy for assets and liabilities measured at fair value on a recurring basis subsequent to initial recognition

December 31, 2016	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair Value
	RMB	RMB	RMB	RMB
Assets
Cash and cash equivalents	968,225	—	—	968,225
Restricted cash	1,218,286	—	—	1,218,286
Loans at fair value	—	—	371,033	371,033
Available-for-sale investments	—	1,158,000	—	1,158,000
Total Assets	2,186,511	1,158,000	371,033	3,715,544
Liabilities
Payable to investors at fair value	—	—	418,686	418,686
Total Liabilities	—	—	418,686	418,686

December 31, 2017	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair Value
	RMB	RMB	RMB	RMB
Assets
Cash and cash equivalents	1,857,175	—	—	1,857,175
Restricted cash	1,805,693	—	—	1,805,693
Loans at fair value	—	—	791,681	791,681
Available-for-sale investments	34,753	928,500		963,253
Total Assets	3,697,621	928,500	791,681	5,417,802
Liabilities
Payable to investors at fair value	—	—	113,445	113,445
Total Liabilities	—	—	113,445	113,445

Summary of significant unobservable inputs

		December 31, 2016	December 31, 2017
		Range of Inputs	Range of Inputs
Financial Instrument	Unobservable Input	Weighted- Average	Weighted- Average
Loans and payable to investors	Discount rates	12.0%	12.0%
	Net cumulative expected loss rates (1)	7.6-7.9%	9.9-11.1%
	Cumulative prepayment rates (2)	13.2%	13.6%

(1)	Expressed as a percentage of the loan volume.
(2)	Expressed as a percentage of remaining principal of loans.

Schedule of additional information about Level 3 loans, payable to investors measured at fair value on a recurring basis

	Loans	Payable to investors
	RMB	RMB
Balance at December 31, 2015	221,268	252,907
Purchases of loans	299,956	—
Contribution from investors of Consolidated ABFE	—	472,500
Collection of principal	(135,172)	—
Interest and penalties received	—	30,342
Deductible expenses associated with the Consolidated ABFE operating	—	(5,518)
Principal and interest payments to investors of Consolidated ABFE	—	(332,749)
Change in fair value	(15,019)	1,204

Balance at December 31, 2016	371,033	418,686

Changes in fair value related to balance outstanding at December 31, 2016	(16,889)	2,516

	Loans	Payable to investors
	RMB	RMB
Balance at December 31, 2016	371,033	418,686
Purchases of loans	752,801	—
Contribution from investors of Consolidated ABFE	—	197,730
Collection of principal	(270,278)	—
Interest and penalties received	—	50,294
Deductible expenses associated with the Consolidated ABFE operating	—	(8,691)
Principal and interest payments to investors of Consolidated ABFE	—	(522,823)
Change in fair value	(61,875)	(21,751)

Balance at December 31, 2017	791,681	113,445

Changes in fair value related to balance outstanding at December 31, 2017	(66,678)	(13,394)